Related party transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions
10. Related party transactions

The Group enters into transactions with its associate undertakings. In the six months ended 30 June 2026, revenue of £70 million (2025: £73 million) was recognised in relation to Compas, an associate in the USA.

The following amounts were outstanding at 30 June 2026 and 31 December 2025.

	30 June 2026	31 December 2025
	£m	£m
Amounts owed by related parties	65	105
Amounts owed to related parties	(171)	(126)
There are no material provisions for doubtful debts relating to these balances and no material expense has been recognised in the income statement in relation to bad or doubtful debts for the period ended 30 June 2026